American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value
Brazil - 6.06%
Common Stocks - 5.32%
Ambipar Participacoes e Empreendimentos SA	47,600	$338,326
B3 SA - Brasil Bolsa Balcao	110,218	296,504
Cia Brasileira de AluminioA	75,500	261,748
Hypera SA	45,200	342,112
MercadoLibre, Inc.A	264	257,038
Petroleo Brasileiro SA	38,500	260,407
Vale SA	15,800	266,180
XP, Inc., Class AA	12,074	297,141

Total Common Stocks		2,319,456

Preferred Stocks - 0.74%
Petroleo Brasileiro SAB	52,800	323,382

Total Brazil (Cost $2,891,211)		2,642,838

China/Hong Kong - 28.86%
Common Stocks - 28.86%
AIA Group Ltd.C	33,300	325,338
AIA Group Ltd., ADR	8,324	324,969
Alibaba Group Holding Ltd.A C	25,583	312,670
Alibaba Group Holding Ltd., ADRA	5,053	490,529
ANTA Sports Products Ltd.C	24,400	280,619
Baidu, Inc., ADRA	2,344	291,055
Baidu, Inc., Class AA C	18,450	289,630
China Mengniu Dairy Co. Ltd.A C	65,400	351,862
China Merchants Bank Co. Ltd., Class AC	50,404	302,322
China Merchants Bank Co. Ltd., Class HC	45,200	272,084
Contemporary Amperex Technology Co. Ltd., Class AC	4,100	250,255
CSPC Pharmaceutical Group Ltd.C	315,400	321,175
East Money Information Co. Ltd., Class AC	106,368	361,374
Industrial & Commercial Bank of China Ltd., Class HC	569,079	342,989
Industrial Bank Co. Ltd., Class AC	93,000	286,420
Inner Mongolia Yili Industrial Group Co. Ltd., Class AC	62,900	364,613
JD.com, Inc., Class AA C	10,978	342,151
Kweichow Moutai Co. Ltd., Class AC	1,330	366,127
Li Ning Co. Ltd.C	41,100	321,392
Link REITC	38,800	334,555
LONGi Green Energy Technology Co. Ltd., Class AC	27,540	278,711
Luxshare Precision Industry Co. Ltd., Class AC	63,029	291,624
Luzhou Laojiao Co. Ltd., Class AC	11,200	354,563
Midea Group Co. Ltd., Class AC	31,200	267,719
NetEase, Inc.C	17,800	340,139
NetEase, Inc., ADR	3,685	351,291
PetroChina Co. Ltd., Class HC	600,000	287,350
Shandong Pharmaceutical Glass Co. Ltd., Class AC	78,100	246,286
Shanghai Pharmaceuticals Holding Co. Ltd., Class HC	181,403	291,996
Silergy Corp.C	3,200	282,631
SITC International Holdings Co. Ltd.C	98,000	327,169
Techtronic Industries Co. Ltd.C	23,200	309,734
Tencent Holdings Ltd.C	7,128	334,342
Tencent Holdings Ltd.A C	6,403	300,814
Tencent Holdings Ltd., ADRD	6,913	325,395
Tencent Holdings Ltd., ADRC	6,094	287,432
Tencent Holdings Ltd., ADR	7,300	316,948
Wilmar International Ltd.C	86,217	275,845
Wuliangye Yibin Co. Ltd., Class AC	12,400	301,573

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value
China/Hong Kong - 28.86% (continued)
Common Stocks - 28.86% (continued)
WuXi AppTec Co. Ltd., Class HC E	21,200	$283,941

Total Common Stocks		12,587,632

Total China/Hong Kong (Cost $15,618,062)		12,587,632

India - 16.88%
Common Stocks - 16.88%
Adani Ports & Special Economic Zone Ltd.C	30,916	343,319
Bajaj Finance Ltd.C	3,553	305,803
Bajaj Finserv Ltd.C	1,551	297,130
Deepak Nitrite Ltd.C	12,088	362,982
HCL Technologies Ltd.C	25,081	352,481
HDFC Bank Ltd.C	18,193	326,057
HDFC Bank Ltd., ADR	5,887	325,021
Hindalco Industries Ltd.C	47,635	296,780
Housing Development Finance Corp. Ltd.C	11,402	327,886
ICICI Bank Ltd.C	37,163	358,846
Infosys Ltd.C	16,130	327,378
Infosys Ltd., ADR	16,308	324,040
Infosys Ltd., ADRC	16,274	324,382
Mphasis Ltd.C	7,627	279,716
Reliance Industries Ltd.C	10,031	363,942
Reliance Industries Ltd., GDRC E	5,085	362,663
State Bank of IndiaC	55,084	353,229
Sun Pharmaceutical Industries Ltd.C	29,333	355,527
Tata Consultancy Services Ltd.C	7,732	355,914
Tech Mahindra Ltd.C	18,466	300,649
Varun Beverages Ltd.C	26,178	369,370
WNS Holdings Ltd., ADRA	4,489	351,803

Total Common Stocks		7,364,918

Total India (Cost $6,501,556)		7,364,918

Indonesia - 3.23%
Common Stocks - 3.23%
Bank Central Asia Tbk PTC	653,990	365,776
Bank Mandiri Persero Tbk PTC	559,000	344,437
Indofood Sukses Makmur Tbk PTC	803,558	349,069
Industri Jamu Dan Farmasi Sido Muncul Tbk PTC	5,399,467	350,041

Total Common Stocks		1,409,323

Total Indonesia (Cost $1,207,451)		1,409,323

Malaysia - 1.48%
Common Stocks - 1.48%
Frontken Corp. BhdC	484,000	299,804
TIME dotCom BhdC	340,546	347,266

Total Common Stocks		647,070

Warrants - 0.00%
Serba Dinamik Holdings BhdA C F	21,504	—

Total Malaysia (Cost $683,845)		647,070

Mexico - 1.62%
Common Stocks - 1.62%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	23,800	366,660

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value
Mexico - 1.62% (continued)
Common Stocks - 1.62% (continued)
Wal-Mart de Mexico SAB de CV	95,800	$339,559
Total Common Stocks		706,219

Total Mexico (Cost $605,497)		706,219

Philippines - 2.27%
Common Stocks - 2.27%
Century Pacific Food, Inc.C	755,700	325,096
International Container Terminal Services, Inc.C	85,300	349,474
Puregold Price Club, Inc.C	498,700	314,904

Total Common Stocks		989,474

Total Philippines (Cost $879,505)		989,474

Republic of Korea - 12.89%
Common Stocks - 12.09%
AfreecaTV Co. Ltd.C	2,817	241,889
Cheil Worldwide, Inc.C	15,531	310,409
Hana Financial Group, Inc.C	8,670	322,940
KB Financial Group, Inc.C	6,940	320,726
LEENO Industrial, Inc.C	2,509	349,230
LIG Nex1 Co. Ltd.C	5,488	357,432
NAVER Corp.C	1,393	315,100
NHN KCP Corp.A C	2,227	36,844
NICE Information Service Co. Ltd.A C	21,517	313,238
NOVAREX Co. Ltd.A C	10,934	337,133
Samsung Electronics Co. Ltd.C	6,774	359,930
Samsung Electronics Co. Ltd., GDRC	582	716,586
Samsung Electronics Co. Ltd., GDRC E	301	354,085
Samsung SDI Co. Ltd.C	743	353,843
SK Hynix, Inc.C	3,447	300,312
Woori Financial Group, Inc.C	24,695	284,757

Total Common Stocks		5,274,454

Preferred Stocks - 0.80%
Samsung Electronics Co. Ltd.B C	7,480	349,305

Total Republic of Korea (Cost $6,217,866)		5,623,759

Russia - 0.00%
Common Stocks - 0.00%
Gazprom PJSC, ADRC F	40,655	—
LUKOIL PJSC, ADRC F	3,761	—
Novatek PJSC, GDRC F	1,421	—
Rosneft Oil Co. PJSC, GDRC F	41,400	—

Total Common Stocks		—

Total Russia (Cost $1,286,796)		—

Saudi Arabia - 2.75%
Common Stocks - 2.75%
Saudi Arabian Oil Co.C E	42,487	507,688
Al Rajhi BankC	7,599	355,171
Alinma BankC	30,405	335,181

Total Common Stocks		1,198,040

Total Saudi Arabia (Cost $986,502)		1,198,040

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value
South Africa - 1.76%
Common Stocks - 1.76%
Naspers Ltd., ADR	11,869	$238,567
Naspers Ltd., Class NC	2,474	246,722
Sasol Ltd.A C	11,451	280,402

Total Common Stocks		765,691

Total South Africa (Cost $1,191,155)		765,691

Taiwan - 13.02%
Common Stocks - 13.01%
ASE Technology Holding Co. Ltd.C	91,100	293,824
Chailease Holding Co. Ltd.C	42,130	334,263
CTBC Financial Holding Co. Ltd.C	300,000	295,736
Feng TAY Enterprise Co. Ltd.C	49,000	313,520
International Games System Co. Ltd.C	13,000	319,422
Lotes Co. Ltd.C	14,150	348,137
MediaTek, Inc.C	11,200	306,890
Taiwan Semiconductor Manufacturing Co. Ltd.C	20,200	368,448
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,679	709,087
Taiwan Semiconductor Manufacturing Co. Ltd., ADRC	7,524	711,477
Taiwan Semiconductor Manufacturing Co. Ltd., BDR	30,530	355,014
Topco Scientific Co. Ltd.C	59,515	336,481
Tripod Technology Corp.C	80,000	334,550
Unimicron Technology Corp.C	42,600	297,922
Yuanta Financial Holding Co. Ltd.C	399,009	350,387

Total Common Stocks		5,675,158

Preferred Stocks - 0.01%
Chailease Holding Co. Ltd.B C	1,690	5,819

Total Taiwan (Cost $5,763,783)		5,680,977

Thailand - 3.16%
Common Stocks - 3.14%
Com7 PCL, NVDRC	289,000	349,085
FabrinetA	3,100	304,389
Kiatnakin Phatra Bank PCL, NVDRC	162,000	338,930
TQM Corp. PCL, NVDRC	261,922	379,599

Total Common Stocks		1,372,003

Warrants - 0.02%
JMT Network Services PCLA	16,620	10,627

Total Thailand (Cost $1,444,941)		1,382,630

United States - 2.06%
Common Stocks - 2.06%
Globant SAA	1,325	286,187
JBS SA	41,200	315,420
Parade Technologies Ltd.C	6,208	294,967

Total Common Stocks		896,574

Total United States (Cost $855,701)		896,574

SHORT-TERM INVESTMENTS - 4.52% (Cost $1,971,087)
Investment Companies - 4.52%
American Beacon U.S. Government Money Market Select Fund, 0.15%G H	1,971,087	1,971,087

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Fair Value
SECURITIES LENDING COLLATERAL - 0.67% (Cost $290,590)
Investment Companies - 0.67%
American Beacon U.S. Government Money Market Select Fund, 0.15%G H	290,590	$290,590

TOTAL INVESTMENTS - 101.23% (Cost $48,395,548)		44,156,822
LIABILITIES, NET OF OTHER ASSETS - (1.23%)		(534,853)

TOTAL NET ASSETS - 100.00%		$43,621,969

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	A type of Preferred Stock that has no maturity date.
C	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $33,225,746 or 76.17% of net assets.
D	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2022.
E

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,508,377 or 3.46% of net assets. The Fund has no right to demand registration of these securities.

F	Value was determined using significant unobservable inputs.
G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.

ADR - American Depositary Receipt.

BDR - Brazilian Depositary Receipt.

GDR - Global Depositary Receipt.

NVDR - Non Voting Depositary Receipt.

PCL - Public Company Limited (Thailand).

PJSC - Private Joint Stock Company.

REIT - Real Estate Investment Trust.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2022, the investments were classified as described below:

Continuous Capital Emerging Markets Fund	Level 1	Level 2	Level 3		Total
Assets
Foreign Common Stocks
Brazil	$2,319,456	$—	$—		$2,319,456
China/Hong Kong	2,100,187	10,487,445	—		12,587,632
India	1,000,864	6,364,054	—		7,364,918
Indonesia	—	1,409,323	—		1,409,323
Malaysia	—	647,070	—		647,070
Mexico	706,219	—	—		706,219
Philippines	—	989,474	—		989,474
Republic of Korea	—	5,274,454	—		5,274,454
Russia	—	—	0	[1]	—
Saudi Arabia	—	1,198,040	—		1,198,040
South Africa	238,567	527,124	—		765,691
Taiwan	1,064,101	4,611,057	—		5,675,158
Thailand	304,389	1,067,614	—		1,372,003
Foreign Preferred Stocks
Brazil	323,382	—	—		323,382
Republic of Korea	—	349,305	—		349,305
Taiwan	—	5,819	—		5,819
Foreign Warrants
Malaysia	—	—	0	[1]	—

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

Thailand	10,627	—	—	10,627
Common Stocks
United States	601,607	294,967	—	896,574
Short-Term Investments	1,971,087	—	—	1,971,087
Securities Lending Collateral	290,590	—	—	290,590

Total Investments in Securities - Assets	$10,931,076	$33,225,746	$—	$44,156,822

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2022, there were transfers of four Russian common stocks from Level 1 to Level 3 with a fair value of zero.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount*		Fair Value
Angola - 5.34%
Credit-Linked Notes - 0.09%
Republic of Angola (Issuer Aurora Australis BV), 6.562%, Due 12/19/2023, (6 mo. USD LIBOR + 6.250%)A B	$	375,000	$383,700

Foreign Sovereign Obligations - 5.25%
Angolan Government International Bonds,
8.250%, Due 5/9/2028B		11,486,000	11,019,669
8.000%, Due 11/26/2029C		2,777,000	2,594,329
8.750%, Due 4/14/2032C		4,569,000	4,321,132
9.375%, Due 5/8/2048B		5,331,000	4,801,098
9.125%, Due 11/26/2049B		800,000	705,144

Total Foreign Sovereign Obligations			23,441,372

Total Angola (Cost $23,927,611)			23,825,072

Argentina - 1.98%
Foreign Sovereign Obligations - 1.98%
Argentina Government International Bonds,
1.000%, Due 7/9/2029		227,491	73,412
0.500%, Due 7/9/2030D		3,027,515	954,727
1.125%, Due 7/9/2035D		21,212,784	6,050,946
2.500%, Due 7/9/2041D		5,244,500	1,754,285

Total Foreign Sovereign Obligations			8,833,370

Total Argentina (Cost $12,045,916)			8,833,370

Armenia - 1.63%
Foreign Sovereign Obligations - 1.63%
Armenia International Bonds, 7.150%, Due 3/26/2025B		3,343,000	3,267,783
Armenia Treasury Bonds,
6.500%, Due 4/29/2024, Series 3YR	AMD	1,575,000,000	3,264,601
7.000%, Due 4/29/2026, Series 5YR	AMD	385,000,000	750,789

Total Foreign Sovereign Obligations			7,283,173

Total Armenia (Cost $7,197,761)			7,283,173

Azerbaijan - 0.25% (Cost $1,119,293)
Credit-Linked Notes - 0.25%
Republic of Azerbaijan (Frontera Capital BV), 10.000%, Due 8/1/2023C	AZN	1,900,000	1,118,305

Barbados - 0.57%
Foreign Sovereign Obligations - 0.57%
Barbados Government International Bonds,
6.500%, Due 10/1/2029C		1,528,800	1,460,019
6.500%, Due 10/1/2029B		1,139,800	1,088,521

Total Foreign Sovereign Obligations			2,548,540

Total Barbados (Cost $2,534,060)			2,548,540

Belarus - 0.04%
Foreign Sovereign Obligations - 0.04%
Development Bank of the Republic of Belarus JSC,
12.000%, Due 5/15/2022C	BYN	2,432,000	15,313
12.000%, Due 5/15/2022B	BYN	3,100,000	19,518

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount*		Fair Value
Belarus - 0.04% (continued)
Foreign Sovereign Obligations - 0.04% (continued)
Development Bank of the Republic of Belarus JSC, (continued)
6.750%, Due 5/2/2024C	$	1,863,000	$158,355

Total Foreign Sovereign Obligations			193,186

Total Belarus (Cost $4,481,190)			193,186

Benin - 1.11%
Foreign Sovereign Obligations - 1.11%
Benin Government International Bonds,
4.875%, Due 1/19/2032C	EUR	4,166,000	3,768,778
6.875%, Due 1/19/2052C	EUR	1,360,000	1,177,815

Total Foreign Sovereign Obligations			4,946,593

Total Benin (Cost $6,543,240)			4,946,593

Cameroon - 2.12%
Foreign Sovereign Obligations - 2.12%
Cameroon International Bonds,
5.950%, Due 7/7/2032B	EUR	3,250,000	2,875,351
5.950%, Due 7/7/2032C	EUR	7,457,000	6,597,383

Total Foreign Sovereign Obligations			9,472,734

Total Cameroon, United Republic Of (Cost $12,321,879)			9,472,734

Costa Rica - 0.81%
Foreign Sovereign Obligations - 0.81%
Costa Rica Government International Bonds,
8.050%, Due 9/18/2024B	CRC	395,000,000	646,523
9.200%, Due 2/21/2029B		2,500,000	2,953,750

Total Foreign Sovereign Obligations			3,600,273

Total Costa Rica (Cost $3,073,571)			3,600,273

Dominican Republic - 1.49%
Foreign Sovereign Obligations - 1.49%
Dominican Republic International Bonds,
8.000%, Due 2/12/2027B	DOP	220,000,000	3,588,658
5.500%, Due 2/22/2029, Series 144AC		2,898,000	2,708,181
4.500%, Due 1/30/2030B		428,000	369,073

Total Foreign Sovereign Obligations			6,665,912

Total Dominican Republic (Cost $6,779,513)			6,665,912

Ecuador - 3.60%
Foreign Sovereign Obligations - 3.60%
Ecuador Government International Bonds,
5.000%, Due 7/31/2030C D		1,556,850	1,261,525
5.000%, Due 7/31/2030B D		9,392,748	7,611,004
1.000%, Due 7/31/2035C D		5,729,045	3,582,285
1.000%, Due 7/31/2035B D		3,974,000	2,484,882
0.500%, Due 7/31/2040B D		438,000	237,843
0.500%, Due 7/31/2040C D		1,625,550	882,706

Total Foreign Sovereign Obligations			16,060,245

Total Ecuador (Cost $16,696,208)			16,060,245

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount*		Fair Value
Egypt - 4.80%
Foreign Sovereign Obligations - 4.80%
Egypt Government Bonds,
14.196%, Due 7/7/2023, Series 3YR	EGP	25,800,000	$1,396,149
14.313%, Due 10/13/2023, Series 3YR	EGP	123,000,000	6,650,693
14.200%, Due 4/13/2024, Series 3Y	EGP	16,300,000	875,181
14.349%, Due 7/14/2025, Series 5YR	EGP	29,440,000	1,575,075
14.483%, Due 4/6/2026, Series 5YR	EGP	23,215,000	1,241,024
17.180%, Due 5/9/2027, Series 10YR	EGP	14,500,000	839,651
14.556%, Due 10/13/2027, Series 7YR	EGP	33,809,000	1,783,228
15.700%, Due 11/7/2027, Series 10YR	EGP	10,000,000	550,106
13.564%, Due 1/14/2030, Series 10YR	EGP	40,000,000	1,973,210
Egypt Government International Bonds,
7.500%, Due 1/31/2027B	$	736,000	651,868
5.625%, Due 4/16/2030B	EUR	994,000	766,856
6.375%, Due 4/11/2031B	EUR	350,000	277,515
7.903%, Due 2/21/2048B		1,666,000	1,138,211
8.875%, Due 5/29/2050B		2,348,000	1,725,780

Total Foreign Sovereign Obligations			21,444,547

Total Egypt (Cost $25,743,462)			21,444,547

El Salvador - 1.12%
Foreign Corporate Obligations - 0.18%
AES El Salvador Trust, 6.750%, Due 3/28/2023B		910,000	804,968

Foreign Sovereign Obligations - 0.94%
El Salvador Government International Bonds,
5.875%, Due 1/30/2025B		325,000	154,324
6.375%, Due 1/18/2027B		4,512,000	1,848,066
8.250%, Due 4/10/2032B		1,287,000	521,235
7.625%, Due 2/1/2041B		2,165,000	813,959
7.125%, Due 1/20/2050B		2,395,000	862,224

Total Foreign Sovereign Obligations			4,199,808

Total El Salvador (Cost $9,707,276)			5,004,776

Ethiopia - 0.73% (Cost $3,482,240)
Foreign Sovereign Obligations - 0.73%
Ethiopia International Bonds, 6.625%, Due 12/11/2024B		4,743,000	3,248,955

Gabon - 2.62%
Foreign Sovereign Obligations - 2.62%
Gabon Government International Bonds,
6.950%, Due 6/16/2025B		4,550,000	4,517,240
6.625%, Due 2/6/2031B		6,443,000	5,810,684
7.000%, Due 11/24/2031B		1,505,000	1,363,003

Total Foreign Sovereign Obligations			11,690,927

Total Gabon (Cost $12,310,454)			11,690,927

Georgia - 1.81%
Credit-Linked Notes - 0.36%
Georgia Government (Issuer Zambezi BV), 9.500%, Due 8/9/2022C		2,000,000	1,589,000

Foreign Corporate Obligations - 0.13%
Georgia Global Utilities JSC, 7.750%, Due 7/30/2025C		600,000	600,000

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount*		Fair Value
Georgia - 1.81% (continued)
Foreign Sovereign Obligations - 1.32%
Georgia Treasury Bills, 9.150%, Due 10/13/2022	GEL	2,100,000	$656,890
Georgia Treasury Bonds,
8.250%, Due 11/6/2022	GEL	4,520,000	1,467,972
8.000%, Due 2/4/2023	GEL	5,560,000	1,788,520
8.125%, Due 1/28/2026	GEL	6,540,000	1,983,272

Total Foreign Sovereign Obligations			5,896,654

Total Georgia (Cost $8,405,650)			8,085,654

Ghana - 3.75%
Credit-Linked Notes - 0.03%
Ghana Promissory Notes (Issuer Saderea DAC), 12.500%, Due 11/30/2026B	$	166,591	142,935

Foreign Corporate Obligations - 0.40%
Kosmos Energy Ltd., 7.500%, Due 3/1/2028C		1,842,000	1,772,925

Foreign Sovereign Obligations - 3.32%
Ghana Government Bonds,
19.700%, Due 5/23/2022, Series 3Y	GHS	1,400,000	186,211
18.250%, Due 7/25/2022, Series 5Y	GHS	11,225,000	1,492,481
20.750%, Due 1/16/2023	GHS	2,670,000	358,597
16.500%, Due 2/6/2023, Series 5Y	GHS	13,300,000	1,735,277
19.250%, Due 12/18/2023	GHS	3,580,000	466,514
17.700%, Due 3/18/2024	GHS	4,200,000	530,051
19.750%, Due 4/15/2024, Series 5YR	GHS	1,000,000	129,896
21.000%, Due 1/27/2025	GHS	1,680,000	221,228
19.000%, Due 11/2/2026, Series 10Y	GHS	18,612,000	2,283,063
19.250%, Due 1/18/2027	GHS	19,750,000	2,425,406
Ghana Government International Bonds,
6.375%, Due 2/11/2027B		2,556,000	1,727,294
7.750%, Due 4/7/2029C		2,250,000	1,423,125
8.125%, Due 3/26/2032B		2,140,000	1,309,038
8.950%, Due 3/26/2051B		220,000	126,434
Ghana Treasury Notes, 17.250%, Due 7/31/2023, Series 2Y	GHS	3,300,000	425,131

Total Foreign Sovereign Obligations			14,839,746

Total Ghana (Cost $24,159,489)			16,755,606

Honduras - 0.12% (Cost $562,315)
Foreign Corporate Obligations - 0.12%
Inversiones Atlantida SA, 7.500%, Due 5/19/2026C		567,000	555,666

Iraq - 2.08%
Foreign Sovereign Obligations - 2.08%
Iraq International Bonds,
6.752%, Due 3/9/2023B		3,700,000	3,697,040
5.800%, Due 1/15/2028B		5,796,625	5,595,250

Total Foreign Sovereign Obligations			9,292,290

Total Iraq (Cost $9,051,433)			9,292,290

Ireland - 0.50% (Cost $2,309,179)
Foreign Sovereign Obligations - 0.50%
Angola Via Avenir Issuer II Ireland DAC, 6.927%, Due 02/19/2027B		2,464,286	2,236,339

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount*		Fair Value
Ivory Coast - 2.10%
Foreign Sovereign Obligations - 2.10%
Ivory Coast Government International Bonds,
5.250%, Due 3/22/2030B	EUR	430,000	$405,580
5.875%, Due 10/17/2031C	EUR	349,000	328,591
4.875%, Due 1/30/2032B	EUR	4,103,000	3,629,415
6.875%, Due 10/17/2040B	EUR	2,028,000	1,801,202
6.625%, Due 3/22/2048B	EUR	3,800,000	3,192,858

Total Foreign Sovereign Obligations			9,357,646

Total Ivory Coast (Cost $11,578,261)			9,357,646

Kazakhstan - 2.43%
Foreign Corporate Obligations - 0.16%
Development Bank of Kazakhstan JSC, 8.950%, Due 5/4/2023B	KZT	387,500,000	710,767

Foreign Sovereign Obligations - 2.27%
Kazakhstan Government Bonds,
5.000%, Due 5/15/2023, Series 5/13	KZT	1,780,001,000	3,682,251
9.500%, Due 1/30/2024, Series MEUK	KZT	284,000,000	598,744
8.050%, Due 5/20/2024, Series 1801	KZT	1,040,000,000	2,116,978
10.500%, Due 8/4/2026, Series 5Y	KZT	500,000,000	1,015,705
9.000%, Due 3/6/2027, Series 120	KZT	1,000,000,000	1,895,056
10.120%, Due 2/17/2034, Series 13Y	KZT	400,000,000	821,180

Total Foreign Sovereign Obligations			10,129,914

Total Kazakhstan (Cost $12,615,351)			10,840,681

Kenya - 3.25%
Foreign Sovereign Obligations - 3.25%
Kenya Government International Bonds,
8.000%, Due 5/22/2032B	$	2,039,000	1,750,298
8.250%, Due 2/28/2048B		5,781,000	4,422,465
Kenya Infrastructure Bonds,
12.000%, Due 9/18/2023, Series 12YR	KES	23,900,000	211,494
11.000%, Due 12/2/2024, Series 9YR	KES	49,100,000	427,056
12.500%, Due 5/12/2025, Series 9YR	KES	27,800,000	249,828
10.200%, Due 5/25/2026, Series 6Y	KES	31,000,000	262,901
11.000%, Due 10/12/2026, Series 12YR	KES	74,650,000	645,823
10.850%, Due 4/2/2029, Series 9Y	KES	24,550,000	205,265
12.500%, Due 1/10/2033, Series 15YR	KES	631,000,000	5,400,626
11.750%, Due 10/8/2035, Series 16YR	KES	112,000,000	931,144

Total Foreign Sovereign Obligations			14,506,900

Total Kenya (Cost $16,871,221)			14,506,900

Kyrgyzstan - 1.50%
Credit-Linked Notes - 1.50%
Kyrgyz Republic (Issuer Frontera Capital BV),
10.500%, Due 9/24/2024C	KGS	150,000,000	1,841,808
8.000%, Due 5/26/2025	KGS	70,000,000	723,605
6.000%, Due 9/19/2025C	KGS	120,500,000	1,166,966
12.000%, Due 2/7/2028C	KGS	95,000,000	1,106,656
Kyrgyz Republic (Issuer Zambezi BV), 10.000%, Due 4/13/2028C	KGS	180,000,000	1,866,180

Total Credit-Linked Notes			6,705,215

Total Kyrgyzstan (Cost $7,891,143)			6,705,215

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount*		Fair Value
Malawi - 1.07%
Credit-Linked Notes - 1.07%
Republic of Malawi (Issuer Frontera Capital BV),
12.500%, Due 5/21/2025C	$	1,050,000	$898,695
18.500%, Due 8/15/2026C		2,700,000	2,645,460
13.500%, Due 6/18/2027C		700,000	634,900
13.500%, Due 9/3/2027		650,000	587,210

Total Credit-Linked Notes			4,766,265

Total Malawi (Cost $5,004,574)			4,766,265

Maldives - 0.21% (Cost $931,657)
Foreign Sovereign Obligations - 0.21%
Maldives Sukuk Issuance Ltd., 9.875%, Due 4/8/2026C		950,000	926,815

Mongolia - 1.62%
Credit-Linked Notes - 1.10%
Development Bank of Mongolia (Issuer Frontera Capital BV),
7.500%, Due 10/25/2024C	MNT	11,287,921,348	3,476,898
2.500%, Due 4/22/2025C E	MNT	4,500,000,000	1,449,275

Total Credit-Linked Notes			4,926,173

Foreign Sovereign Obligations - 0.52%
Mongolia Government International Bonds,
5.125%, Due 4/7/2026B		1,590,000	1,503,544
4.450%, Due 7/7/2031B		978,000	831,052

Total Foreign Sovereign Obligations			2,334,596

Total Mongolia (Cost $7,822,228)			7,260,769

Morocco - 0.26%
Foreign Sovereign Obligations - 0.26%
Morocco Government International Bonds,
1.500%, Due 11/27/2031B	EUR	650,000	529,922
2.000%, Due 9/30/2030B	EUR	700,000	609,965

Total Foreign Sovereign Obligations			1,139,887

Total Morocco (Cost $1,229,927)			1,139,887

Mozambique - 3.77%
Credit-Linked Notes - 0.95%
Mozambique Government Bonds (Issuer ICBC Standard Bank PLC),
Due 2/28/2023C E F	MZN	90,000,000	1,434,122
19.000%, Due 3/26/2025E	MZN	90,500,000	1,419,326
14.500%, Due 11/13/2025	MZN	40,000,000	653,219
14.500%, Due 2/11/2027E	MZN	46,752,000	749,416

Total Credit-Linked Notes			4,256,083

Foreign Sovereign Obligations - 2.82%
Mozambique International Bonds,
5.000%, Due 9/15/2031C D		2,353,000	2,032,168
5.000%, Due 9/15/2031B D		12,241,000	10,571,940

Total Foreign Sovereign Obligations			12,604,108

Total Mozambique (Cost $16,702,988)			16,860,191

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount*		Fair Value
Netherlands - 0.36%
Foreign Corporate Obligations - 0.19%
First Bank of Nigeria Ltd. Via FBN Finance Co. BV, 8.625%, Due 10/27/2025C	$	829,000	$828,917

Foreign Sovereign Obligations - 0.17%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, 6.500%, Due 05/17/2022		700,000	736,036

Total Netherlands (Cost $1,521,786)			1,564,953

Nicaragua - 0.51%
Credit-Linked Notes - 0.51%
Empresa Administadora de Aeropuertos Internacionales (Issuer Zambezi BV), 7.000%, Due 4/8/2024C E		1,159,400	1,091,343
Republic of Nicaragua (Issuer Zambezi BV), 6.750%, Due 8/5/2022C		1,200,000	1,203,600

Total Credit-Linked Notes			2,294,943

Total Nicaragua (Cost $2,359,292)			2,294,943

Nigeria - 4.98%
Foreign Corporate Obligations - 0.92%
Access Bank PLC, 6.125%, Due 9/21/2026C		1,007,000	946,580
BOI Finance BV, 7.500%, Due 2/16/2027C	EUR	360,000	372,186
IHS Netherlands Holdco BV, 8.000%, Due 9/18/2027C		1,015,000	1,018,958
SEPLAT Energy PLC, 7.750%, Due 4/1/2026C		869,000	823,378
United Bank for Africa PLC, 6.750%, Due 11/19/2026C		997,000	945,904

Total Foreign Corporate Obligations			4,107,006

Foreign Sovereign Obligations - 4.06%
BOI Finance BV, 7.500%, Due 2/16/2027C	EUR	1,351,000	1,396,733
Nigeria Government Bonds,
12.500%, Due 1/22/2026, Series 10YR	NGN	856,000,000	2,288,675
16.288%, Due 3/17/2027, Series 10YR	NGN	290,000,000	840,491
Nigeria Government International Bonds,
7.625%, Due 11/21/2025B		1,590,000	1,584,514
12.500%, Due 1/22/2026B	NGN	1,006,049,000	2,543,365
6.125%, Due 9/28/2028B		1,250,000	1,068,750
8.375%, Due 3/24/2029C		1,411,000	1,314,572
8.375%, Due 3/24/2029B		622,000	579,492
8.747%, Due 1/21/2031B		1,373,000	1,240,313
7.875%, Due 2/16/2032B		2,794,000	2,339,975
7.375%, Due 9/28/2033B		2,800,000	2,240,000
Nigeria OMO Bills,
6.972%, Due 8/16/2022	NGN	70,000,000	166,794
6.924%, Due 10/4/2022, Series 355D	NGN	140,000,000	332,248
Nigeria Treasury Bills, 6.834%, Due 9/8/2022, Series 364D	NGN	70,000,000	166,823

Total Foreign Sovereign Obligations			18,102,745

Total Nigeria (Cost $23,968,701)			22,209,751

Pakistan - 1.88%
Foreign Sovereign Obligations - 1.88%
Pakistan Government International Bonds,
6.875%, Due 12/5/2027B		3,110,000	2,538,109
7.375%, Due 4/8/2031B		6,484,000	4,970,245

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount*		Fair Value
Pakistan - 1.88% (continued)
Foreign Sovereign Obligations - 1.88% (continued)
Pakistan Government International Bonds, (continued)
7.375%, Due 4/8/2031C	$	1,180,000	$904,517

Total Foreign Sovereign Obligations			8,412,871

Total Pakistan (Cost $10,165,127)			8,412,871

Papua New Guinea - 0.54% (Cost $2,853,061)
Foreign Sovereign Obligations - 0.54%
Papua New Guinea Government International Bonds, 8.375%, Due 10/4/2028B		2,801,000	2,400,457

Paraguay - 1.26%
Credit-Linked Notes - 1.26%
Municipalidad De Asuncion (Issuer Zambezi BV), 11.000%, Due 3/23/2027C		2,000,000	1,634,000
Municipalidad De Asuncion (Issuer Frontera Capital BV),
9.000%, Due 2/13/2026C	PYG	13,700,000,000	1,960,022
9.850%, Due 2/14/2031C	PYG	13,700,000,000	2,038,374

Total Credit-Linked Notes			5,632,396

Total Paraguay (Cost $6,011,142)			5,632,396

Republic of Mauritius - 0.18% (Cost $838,000)
Foreign Corporate Obligations - 0.18%
Axian Telecom Co., 7.375%, Due 2/16/2027C		838,000	813,235

Rwanda - 0.68%
Foreign Sovereign Obligations - 0.68%
Rwanda International Government Bonds,
5.500%, Due 8/9/2031B		1,400,000	1,240,750
5.500%, Due 8/9/2031C		2,014,000	1,784,908

Total Foreign Sovereign Obligations			3,025,658

Total Rwanda (Cost $3,291,878)			3,025,658

Senegal - 1.58%
Foreign Sovereign Obligations - 1.58%
Senegal Government International Bonds,
4.750%, Due 3/13/2028B	EUR	2,081,000	2,059,942
6.750%, Due 3/13/2048B		6,292,000	5,005,286

Total Foreign Sovereign Obligations			7,065,228

Total Senegal (Cost $8,789,079)			7,065,228

South Africa - 0.21% (Cost $1,000,000)
Foreign Corporate Obligations - 0.21%
Liquid Telecommunications Financing PLC, 5.500%, Due 9/4/2026C		1,000,000	955,000

Sri Lanka - 0.80%
Foreign Sovereign Obligations - 0.80%
Sri Lanka Government International Bonds,
6.200%, Due 5/11/2027B		3,510,000	1,482,975
6.750%, Due 4/18/2028B		1,342,000	566,995
7.850%, Due 3/14/2029B		871,000	367,998
7.550%, Due 3/28/2030B		2,713,000	1,146,242

Total Foreign Sovereign Obligations			3,564,210

Total Sri Lanka (Cost $5,347,924)			3,564,210

Supranational - 4.96%
Foreign Sovereign Obligations - 4.96%
European Bank for Reconstruction & Development,

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount*		Fair Value
Supranational - 4.96% (continued)
Foreign Sovereign Obligations - 4.96% (continued)
European Bank for Reconstruction & Development, (continued)
10.400%, Due 11/23/2022	$	1,400,000	$949,900
10.050%, Due 12/14/2022		700,000	660,534
10.000%, Due 2/28/2023		7,800,000	6,687,252
10.100%, Due 5/6/2023		750,000	750,525
10.500%, Due 5/11/2023		2,466,667	2,861,686
14.000%, Due 6/14/2023		800,000	753,500
International Bank for Reconstruction & Development,
9.100%, Due 10/14/2022	KZT	1,450,000,000	3,179,367
9.250%, Due 1/20/2023	RWF	2,200,000,000	2,120,603
International Finance Corp.,
6.000%, Due 9/15/2022	AZN	4,300,000	2,632,137
11.000%, Due 6/28/2024		600,000	570,415
11.000%, Due 10/18/2024	UZS	12,000,000,000	959,236

Total Foreign Sovereign Obligations			22,125,155

Total Supranational (Cost $23,879,545)			22,125,155

Suriname - 0.26% (Cost $1,411,375)
Foreign Sovereign Obligations - 0.26%
Suriname Government International Bonds, 9.250%, Due 10/26/2026B G		1,400,000	1,148,000

Tajikistan - 0.80%
Credit-Linked Notes - 0.01%
Republic of Tajikistan (Issuer Frontera Capital BV), 10.780%, Due 2/15/2023C		86,538	65,414

Foreign Sovereign Obligations - 0.79%
Tajikistan International Bonds, 7.125%, Due 9/14/2027B		4,870,000	3,518,575

Total Tajikistan (Cost $4,609,651)			3,583,989

Togo - 0.21% (Cost $978,597)
Foreign Corporate Obligations - 0.21%
Ecobank Transnational, Inc., 8.750%, Due 6/17/2031, (5 Yr. CMT + 8.211%)A C		979,000	916,638

Tunisia - 0.90%
Foreign Sovereign Obligations - 0.90%
Banque Centrale de Tunisie International Bonds,
6.750%, Due 10/31/2023B	EUR	2,060,000	1,579,828
5.625%, Due 2/17/2024B	EUR	800,000	579,733
5.750%, Due 1/30/2025B		814,000	553,496
6.375%, Due 7/15/2026C	EUR	200,000	132,280
6.375%, Due 7/15/2026B	EUR	1,766,000	1,168,034

Total Foreign Sovereign Obligations			4,013,371

Total Tunisia (Cost $6,054,748)			4,013,371

Uganda - 3.74%
Foreign Sovereign Obligations - 3.74%
Uganda Government Bonds,
14.000%, Due 1/18/2024	UGX	7,471,500,000	2,218,284
19.500%, Due 12/18/2025, Series 10YR	UGX	4,000,000,000	1,342,902
16.000%, Due 5/6/2027	UGX	2,500,000,000	766,105
14.250%, Due 8/23/2029	UGX	2,200,000,000	639,949

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount*		Fair Value
Uganda - 3.74% (continued)
Foreign Sovereign Obligations - 3.74% (continued)
Uganda Government Bonds, (continued)
16.000%, Due 11/14/2030	UGX	6,940,000,000	$2,181,415
17.000%, Due 4/3/2031, Series 15YR	UGX	9,515,200,000	3,147,394
14.250%, Due 6/22/2034	UGX	4,925,000,000	1,392,138
16.250%, Due 11/8/2035	UGX	11,300,000,000	3,511,439
17.500%, Due 11/1/2040	UGX	4,800,000,000	1,515,829

Total Foreign Sovereign Obligations			16,715,455

Total Uganda (Cost $15,466,416)			16,715,455

Ukraine - 1.67%
Foreign Sovereign Obligations - 1.67%
Ukraine Government Bonds,
14.910%, Due 10/12/2022	UAH	171,000,000	4,116,353
15.970%, Due 4/19/2023	UAH	47,500,000	1,002,242
10.000%, Due 8/23/2023, Series 10YR	UAH	14,500,000	254,909
15.840%, Due 2/26/2025	UAH	110,030,000	1,600,196
9.790%, Due 5/26/2027	UAH	46,851,000	502,276

Total Foreign Sovereign Obligations			7,475,976

Total Ukraine (Cost $14,825,604)			7,475,976

United Republic of Tanzania - 0.40% (Cost $1,825,385)
Foreign Corporate Obligations - 0.40%
HTA Group Ltd., 7.000%, Due 12/18/2025C	$	1,800,000	1,778,400

United States - 0.31%
Corporate Obligations - 0.31%
JPMorgan Chase Bank NA, 12.500%, Due 1/26/2023B	PKR	71,000,000	342,100
Sagicor Financial Co. Ltd., 5.300%, Due 5/13/2028C		1,081,000	1,054,007

Total Corporate Obligations			1,396,107

Total United States (Cost $1,489,655)			1,396,107

Uruguay - 2.66%
Foreign Sovereign Obligations - 2.66%
Uruguay Government International Bonds,
8.250%, Due 5/21/2031	UYU	81,798,000	1,787,015
3.875%, Due 7/2/2040H	UYU	370,114,431	10,098,212

Total Foreign Sovereign Obligations			11,885,227

Total Uruguay (Cost $10,731,041)			11,885,227

Uzbekistan - 1.60%
Credit-Linked Notes - 0.21%
Republic of Uzbekistan (Issuer Frontera Capital BV), 12.000%, Due 9/21/2022C		1,053,837	936,545

Foreign Sovereign Obligations - 1.39%
Uzbekistan International Bonds,
14.000%, Due 7/19/2024B	UZS	2,500,000,000	207,723
4.750%, Due 2/20/2024B		1,832,000	1,799,130
14.000%, Due 7/19/2024C	UZS	32,120,000,000	2,668,818

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount*		Fair Value
Uzbekistan - 1.60% (continued)
Foreign Sovereign Obligations - 1.39% (continued)
Uzbekistan International Bonds, (continued)
14.500%, Due 11/25/2023B	UZS	17,510,000,000	$1,533,316

Total Foreign Sovereign Obligations			6,208,987

Total Uzbekistan (Cost $7,854,557)			7,145,532

Venezuela - 0.02% (Cost $269,875)
Foreign Corporate Obligations - 0.02%
Petroleos de Venezuela SA, 6.000%, Due 5/16/2024B G	$	1,250,000	80,625

Zambia - 6.15%
Credit-Linked Notes - 1.50%
Zambia Government Bonds (Issuer ICBC Standard Bank PLC), 11.000%, Due 1/27/2026C	ZMW	166,013,473	6,714,271

Foreign Corporate Obligations - 0.43%
First Quantum Minerals Ltd.,
7.250%, Due 4/1/2023B		102,000	101,977
6.875%, Due 3/1/2026B		1,035,000	1,040,175
6.875%, Due 10/15/2027B		764,000	767,820

Total Foreign Corporate Obligations			1,909,972

Foreign Sovereign Obligations - 4.22%
Zambia Government Bonds,
10.000%, Due 12/27/2024	ZMW	11,000,000	475,788
12.000%, Due 4/23/2025, Series 7YR	ZMW	16,500,000	774,109
11.000%, Due 1/25/2026, Series 5Y	ZMW	114,100,000	4,866,458
11.000%, Due 6/28/2026, Series 5Y	ZMW	7,890,000	323,855
13.000%, Due 8/29/2026, Series 10YR	ZMW	64,500,000	2,809,058
13.000%, Due 12/18/2027, Series 10YR	ZMW	24,795,000	980,808
13.000%, Due 12/17/2028, Series 10YR	ZMW	30,000,000	1,105,421
13.000%, Due 1/25/2031, Series 10Y	ZMW	3,800,000	127,595
Zambia Government International Bonds,
12.000%, Due 7/4/2025B	ZMW	20,000,000	880,188
8.970%, Due 7/30/2027B		8,768,000	6,505,417

Total Foreign Sovereign Obligations			18,848,697

Total Zambia (Cost $24,650,368)			27,472,940

		Shares
SHORT-TERM INVESTMENTS 7.38% (Cost ($32,925,447)
Investment Companies - 7.38%
American Beacon U.S. Government Money Market Select Fund, 0.15%I J		32,925,447	32,925,447

TOTAL INVESTMENTS - 96.72% (Cost $486,217,344)			431,828,096
OTHER ASSETS, NET OF LIABILITIES - 3.28%			14,636,598

TOTAL NET ASSETS - 100.00%			$446,464,694

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2022.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $89,693,976 or 20.09% of net assets. The Fund has no right to demand registration of these securities.

D

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at April 30, 2022. The maturity date disclosed represents the final maturity date.

E	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
F	Zero coupon bond.
G	Default Security. At period end, the amount of securities in default was $1,228,625 or 0.28% of net assets.
H	Inflation-Indexed Note.
I	The Fund is affiliated by having the same investment advisor.
J	7-day yield.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

JSC - Joint Stock Company.

LIBOR - London Interbank Offered Rate.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

Forward Foreign Currency Contracts Open on April 30, 2022:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	524,513	KZT	524,211	5/24/2022	BRC	$302	$—	$302
USD	22,110,618	EUR	21,270,825	7/14/2022	CBK	839,793	—	839,793
USD	15,103,423	EUR	14,462,952	5/20/2022	SSB	640,471	—	640,471
KZT	527,469	USD	525,603	5/6/2022	UAG	1,866	—	1,866

						$1,482,432	$—	$1,482,432

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

BRC	Barclays Bank PLC
CBK	Citibank, N.A.
SSB	State Street Bank & Trust Co.
UAG	UBS AG

Currency Abbreviations:

AMD	Armenian Dram
AZN	Azerbaijan Manat
BYN	Belarusian Ruble
CRC	Costa Rican Colon
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GEL	Georgian Lari
GHS	Ghanaian Cedi
KES	Kenyan Shilling
KGS	Kyrgyzstani Som
KZT	Kazakhstani Tenge
MNT	Mongolian Tugrug
MZN	Mozambique Metical
NGN	Nigerian Naira
PKR	Pakistani Rupee
PYG	Paraguayan guarani

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

RWF	Rwandan Franc
UAH	Ukrainian Hryvnia
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
UZS	Uzbekistani Som
ZMW	Zambian Kwacha

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2022, the investments were classified as described below:

Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Assets
Credit-Linked Notes
Angola	$—	$383,700	$—	$383,700
Azerbaijan	—	1,118,305	—	1,118,305
Georgia	—	1,589,000	—	1,589,000
Ghana	—	142,935	—	142,935
Kyrgyzstan	—	6,705,215	—	6,705,215
Malawi	—	4,766,265	—	4,766,265
Mongolia	—	4,926,173	—	4,926,173
Mozambique	—	4,256,083	—	4,256,083
Nicaragua	—	2,294,943	—	2,294,943
Paraguay	—	5,632,396	—	5,632,396
Tajikistan	—	65,414	—	65,414
Uzbekistan	—	936,545	—	936,545
Zambia	—	6,714,271	—	6,714,271
Foreign Sovereign Obligations
Angola	—	23,441,372	—	23,441,372
Argentina	—	8,833,370	—	8,833,370
Armenia	—	7,283,173	—	7,283,173
Barbados	—	2,548,540	—	2,548,540
Belarus	—	193,186	—	193,186
Benin	—	4,946,593	—	4,946,593
Cameroon	—	9,472,734	—	9,472,734
Costa Rica	—	3,600,273	—	3,600,273
Dominican Republic	—	6,665,912	—	6,665,912
Ecuador	—	16,060,245	—	16,060,245
Egypt	—	21,444,547	—	21,444,547
El Salvador	—	4,199,808	—	4,199,808
Ethiopia	—	3,248,955	—	3,248,955
Gabon	—	11,690,927	—	11,690,927
Georgia	—	5,896,654	—	5,896,654
Ghana	—	14,839,746	—	14,839,746
Iraq	—	9,292,290	—	9,292,290
Ireland	—	2,236,339	—	2,236,339
Ivory Coast	—	9,357,646	—	9,357,646
Kazakhstan	—	10,129,914	—	10,129,914
Kenya	—	14,506,900	—	14,506,900
Maldives	—	926,815	—	926,815
Mongolia	—	2,334,596	—	2,334,596
Morocco	—	1,139,887	—	1,139,887
Mozambique	—	12,604,108	—	12,604,108
Netherlands	—	736,036	—	736,036
Nigeria	—	18,102,745	—	18,102,745
Pakistan	—	8,412,871	—	8,412,871
Papua New Guinea	—	2,400,457	—	2,400,457
Rwanda	—	3,025,658	—	3,025,658

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Senegal	$—	$7,065,228	$—	$7,065,228
Sri Lanka	—	3,564,210	—	3,564,210
Supranational	—	22,125,155	—	22,125,155
Suriname	—	1,148,000	—	1,148,000
Tajikistan	—	3,518,575	—	3,518,575
Tunisia	—	4,013,371	—	4,013,371
Uganda	—	16,715,455	—	16,715,455
Ukraine	—	7,475,976	—	7,475,976
Uruguay	—	11,885,227	—	11,885,227
Uzbekistan	—	6,208,987	—	6,208,987
Zambia	—	18,848,697	—	18,848,697
Foreign Corporate Obligations
El Salvador	—	804,968	—	804,968
Georgia	—	600,000	—	600,000
Ghana	—	1,772,925	—	1,772,925
Honduras	—	555,666	—	555,666
Kazakhstan	—	710,767	—	710,767
Netherlands	—	828,917	—	828,917
Nigeria	—	4,107,006	—	4,107,006
Republic of Mauritius	—	813,235	—	813,235
South Africa	—	955,000	—	955,000
Togo	—	916,638	—	916,638
United Republic of Tanzania	—	1,778,400	—	1,778,400
Venezuela	—	80,625	—	80,625
Zambia	—	1,909,972	—	1,909,972
Corporate Obligations
United States	—	1,396,107	—	1,396,107
Short-Term Investments	32,925,447	—	—	32,925,447

Total Investments in Securities - Assets	$32,925,447	$398,902,649	$—	$431,828,096

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$1,482,432	$—	$1,482,432

Total Financial Derivative Instruments - Assets	$—	$1,482,432	$—	$1,482,432

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 37.11%
Basic Materials - 1.09%
Chemicals - 0.63%
Axalta Coating Systems LLC, 3.375%, Due 2/15/2029A	$40,000	$34,609

Mining - 0.46%
Freeport-McMoRan, Inc., 5.000%, Due 9/1/2027	25,000	25,303

Total Basic Materials		59,912

Communications - 3.07%
Internet - 1.06%
Expedia Group, Inc., 4.625%, Due 8/1/2027	30,000	30,165
Match Group Holdings LLC,
5.625%, Due 2/15/2029A	15,000	14,475
4.125%, Due 8/1/2030A	15,000	13,406

		58,046

Media - 1.37%
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.500%, Due 5/1/2026A	12,000	12,030
4.750%, Due 3/1/2030A	15,000	13,354
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.200%, Due 3/15/2028	15,000	14,453
6.384%, Due 10/23/2035	10,000	10,550
3.500%, Due 6/1/2041	5,000	3,662
Comcast Corp., 2.800%, Due 1/15/2051	10,000	7,399
Sirius XM Radio, Inc., 4.000%, Due 7/15/2028A	15,000	13,556

		75,004

Telecommunications - 0.64%
T-Mobile USA, Inc., 3.875%, Due 4/15/2030	15,000	14,222
Verizon Communications, Inc.,
2.550%, Due 3/21/2031	10,000	8,697
3.550%, Due 3/22/2051	15,000	12,377

		35,296

Total Communications		168,346

Consumer, Cyclical - 4.37%
Airlines - 2.65%
American Airlines Pass Through Trust, 3.950%, Due 1/11/2032, Series B	15,000	13,546
American Airlines, Inc., 11.750%, Due 7/15/2025A	20,000	23,000
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.500%, Due 4/20/2026A	25,000	24,781
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, Due 10/20/2028A	10,000	9,920
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, Due 6/20/2027A	25,000	25,500
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.000%, Due 9/20/2025A	30,000	31,680
United Airlines, Inc., 4.625%, Due 4/15/2029A	18,000	16,515

		144,942

Auto Manufacturers - 0.61%
Ford Motor Credit Co. LLC, 4.271%, Due 1/9/2027	25,000	23,714
General Motors Financial Co., Inc., 4.300%, Due 4/6/2029	10,000	9,549

		33,263

Household Products/Wares - 0.25%
Newell Brands, Inc., 5.750%, Due 4/1/2046	15,000	13,969

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 37.11% (continued)
Consumer, Cyclical - 4.37% (continued)
Leisure Time - 0.30%
Carnival Corp., 10.500%, Due 2/1/2026A	$15,000	$16,500

Retail - 0.56%
Lithia Motors, Inc., 3.875%, Due 6/1/2029A	25,000	22,574
Target Corp., 2.950%, Due 1/15/2052	10,000	7,967

		30,541

Total Consumer, Cyclical		239,215

Consumer, Non-Cyclical - 4.69%
Biotechnology - 0.14%
Amgen, Inc., 2.800%, Due 8/15/2041	10,000	7,688

Commercial Services - 0.77%
Claremont Mckenna College, 3.775%, Due 1/1/2122	10,000	7,262
Global Payments, Inc., 3.200%, Due 8/15/2029	15,000	13,658
University of Chicago, 2.547%, Due 4/1/2050, Series C	10,000	7,710
Washington University, 3.524%, Due 4/15/2054	15,000	13,231

		41,861

Food - 0.85%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC,
5.875%, Due 2/15/2028A	25,000	24,281
3.500%, Due 3/15/2029A	15,000	12,636
Kraft Heinz Foods Co., 3.875%, Due 5/15/2027	10,000	9,788

		46,705

Health Care - Services - 1.92%
AdventHealth Obligated Group, 2.795%, Due 11/15/2051, Series E	10,000	7,533
Centene Corp., 4.625%, Due 12/15/2029	10,000	9,675
Indiana University Health, Inc. Obligated Group, 2.852%, Due 11/1/2051, Series 2021	20,000	15,172
IQVIA, Inc., 5.000%, Due 5/15/2027A	25,000	24,771
Kaiser Foundation Hospitals, 3.002%, Due 6/1/2051, Series 2021	15,000	11,671
Methodist Hospital, 2.705%, Due 12/1/2050, Series 20A	10,000	7,407
Stanford Health Care,
3.795%, Due 11/15/2048, Series 2018	10,000	9,289
3.027%, Due 8/15/2051	5,000	4,016
Tenet Healthcare Corp., 4.625%, Due 7/15/2024	6,000	5,984
Trinity Health Corp., 4.125%, Due 12/1/2045	10,000	9,666

		105,184

Pharmaceuticals - 1.01%
Cigna Corp., 3.400%, Due 3/15/2051	10,000	7,858
CVS Health Corp., 4.780%, Due 3/25/2038	15,000	14,862
Horizon Therapeutics USA, Inc., 5.500%, Due 8/1/2027A	25,000	25,000
Merck & Co., Inc., 2.750%, Due 12/10/2051	10,000	7,660

		55,380

Total Consumer, Non-Cyclical		256,818

Energy - 6.54%
Oil & Gas - 3.67%
BP Capital Markets America, Inc.,
3.543%, Due 4/6/2027	10,000	9,849
2.939%, Due 6/4/2051	10,000	7,433

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 37.11% (continued)
Energy - 6.54% (continued)
Oil & Gas - 3.67% (continued)
Continental Resources, Inc.,
3.800%, Due 6/1/2024	$15,000	$15,025
4.375%, Due 1/15/2028	30,000	29,242
Endeavor Energy Resources LP / EER Finance, Inc., 5.750%, Due 1/30/2028A	25,000	25,064
Ovintiv Exploration, Inc., 5.375%, Due 1/1/2026	15,000	15,557
Parsley Energy LLC / Parsley Finance Corp.,
5.625%, Due 10/15/2027A	55,000	54,549
4.125%, Due 2/15/2028A	15,000	14,153
Viper Energy Partners LP, 5.375%, Due 11/1/2027A	30,000	29,870

		200,742

Pipelines - 2.87%
Boardwalk Pipelines LP, 5.950%, Due 6/1/2026	15,000	15,768
Cheniere Energy Partners LP, 4.500%, Due 10/1/2029	25,000	23,938
DCP Midstream Operating LP,
5.625%, Due 7/15/2027	25,000	25,365
5.125%, Due 5/15/2029	25,000	24,587
Energy Transfer LP, 3.750%, Due 5/15/2030	15,000	13,834
MPLX LP, 4.250%, Due 12/1/2027	15,000	14,893
Rattler Midstream LP, 5.625%, Due 7/15/2025A	15,000	15,020
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, Due 2/1/2031	25,000	24,056

		157,461

Total Energy		358,203

Financial - 12.00%
Banks - 4.06%
Bank of America Corp.,
3.419%, Due 12/20/2028, (3 mo. USD LIBOR + 1.040%)B	45,000	42,623
4.571%, Due 4/27/2033, (SOFR + 1.830%)B	15,000	14,958
Citigroup, Inc., 2.666%, Due 1/29/2031, (SOFR + 1.146%)B	20,000	17,398
Goldman Sachs Group, Inc.,
2.640%, Due 2/24/2028, (SOFR + 1.114%)B	10,000	9,198
1.992%, Due 1/27/2032, (SOFR + 1.090%)B	10,000	8,088
JPMorgan Chase & Co.,
1.045%, Due 11/19/2026, (SOFR + 0.800%)B	10,000	8,994
1.953%, Due 2/4/2032, (SOFR + 1.065%)B	15,000	12,263
Morgan Stanley,
1.512%, Due 7/20/2027, (SOFR + 0.858%)B	10,000	8,910
1.794%, Due 2/13/2032, (SOFR + 1.034%)B	10,000	8,027
2.484%, Due 9/16/2036, (SOFR + 1.360%)B	5,000	4,005
Santander Holdings USA, Inc., 4.400%, Due 7/13/2027	10,000	9,873
Truist Bank, 2.636%, Due 9/17/2029, (5 Yr. CMT + 1.150%)B	20,000	19,371
Truist Financial Corp., 4.950%, Due 9/1/2025, Series P, (5 Yr. CMT + 4.605%)B C	25,000	24,969
U.S. Bancorp, 2.491%, Due 11/3/2036, (5 Yr. CMT + 0.950%)B	10,000	8,419
Wells Fargo & Co., 5.875%, Due 6/15/2025, Series U, (3 mo. USD LIBOR + 3.990%)B C	25,000	25,187

		222,283

Diversified Financial Services - 3.13%
Ally Financial, Inc.,
5.750%, Due 11/20/2025	25,000	25,626
4.700%, Due 5/15/2026, Series B, (5 Yr. CMT + 3.868%)B C	15,000	12,953
Burford Capital Global Finance LLC, 6.875%, Due 4/15/2030A	10,000	9,743
Capital One Financial Corp.,
2.359%, Due 7/29/2032, (SOFR + 1.337%)B	10,000	8,059
2.618%, Due 11/2/2032, (SOFR + 1.265%)B	10,000	8,400

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 37.11% (continued)
Financial - 12.00% (continued)
Diversified Financial Services - 3.13% (continued)
Capital One Financial Corp., (continued)
3.950%, Due 9/1/2026, Series M, (5 Yr. CMT + 3.157%)B C	$25,000	$21,688
Charles Schwab Corp., 5.375%, Due 6/1/2025, Series G, (5 Yr. CMT + 4.971%)B C	25,000	25,156
LD Holdings Group LLC, 6.125%, Due 4/1/2028A	15,000	11,625
OneMain Finance Corp., 3.875%, Due 9/15/2028	15,000	12,750
Raymond James Financial, Inc., 3.750%, Due 4/1/2051	10,000	8,800
Rocket Mortgage LLC, 5.250%, Due 1/15/2028A	15,000	14,152
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 3.875%, Due 3/1/2031A	15,000	12,657

		171,609

Insurance - 1.19%
Americo Life, Inc., 3.450%, Due 4/15/2031A	10,000	8,444
Aon Corp. / Aon Global Holdings PLC, 2.050%, Due 8/23/2031	10,000	8,284
HUB International Ltd., 7.000%, Due 5/1/2026A	15,000	14,846
NMI Holdings, Inc., 7.375%, Due 6/1/2025A	15,000	15,637
Old Republic International Corp., 3.875%, Due 8/26/2026	10,000	9,904
Teachers Insurance & Annuity Association of America, 3.300%, Due 5/15/2050A	10,000	8,038

		65,153

Investment Companies - 0.26%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.250%, Due 5/15/2027	15,000	14,013

Real Estate - 0.07%
Essential Properties LP, 2.950%, Due 7/15/2031	5,000	4,098

REITS - 3.29%
Alexandria Real Estate Equities, Inc., 3.375%, Due 8/15/2031	15,000	13,902
American Homes 4 Rent LP, 3.625%, Due 4/15/2032	15,000	13,660
Essex Portfolio LP, 2.550%, Due 6/15/2031	15,000	12,992
Extra Space Storage LP, 2.350%, Due 3/15/2032	5,000	4,121
HAT Holdings I LLC / HAT Holdings II LLC, 3.750%, Due 9/15/2030A	15,000	12,938
Healthcare Realty Trust, Inc., 3.625%, Due 1/15/2028	25,000	24,122
Healthcare Trust of America Holdings LP, 3.100%, Due 2/15/2030	10,000	9,024
Highwoods Realty LP, 3.875%, Due 3/1/2027	14,000	13,728
iStar, Inc., 5.500%, Due 2/15/2026	25,000	24,334
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.750%, Due 2/1/2027	25,000	25,750
Mid-America Apartments LP, 1.700%, Due 2/15/2031	15,000	12,233
Realty Income Corp., 2.200%, Due 6/15/2028	15,000	13,412

		180,216

Total Financial		657,372

Industrial - 2.61%
Aerospace/Defense - 1.74%
Boeing Co.,
4.875%, Due 5/1/2025	10,000	10,130
2.196%, Due 2/4/2026	15,000	13,683
Howmet Aerospace, Inc., 6.750%, Due 1/15/2028	25,000	26,500
Raytheon Technologies Corp., 4.125%, Due 11/16/2028	5,000	5,008
Spirit AeroSystems, Inc., 5.500%, Due 1/15/2025A	25,000	24,931
TransDigm, Inc., 6.250%, Due 3/15/2026A	15,000	14,944

		95,196

Building Materials - 0.32%
Carrier Global Corp., 2.722%, Due 2/15/2030	10,000	8,862

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 37.11% (continued)
Industrial - 2.61% (continued)
Building Materials - 0.32% (continued)
Eagle Materials, Inc., 2.500%, Due 7/1/2031	$10,000	$8,471

		17,333

Electronics - 0.31%
Agilent Technologies, Inc., 2.300%, Due 3/12/2031	10,000	8,407
Vontier Corp., 2.400%, Due 4/1/2028	10,000	8,553

		16,960

Machinery - Construction & Mining - 0.17%
BWX Technologies, Inc., 4.125%, Due 6/30/2028A	10,000	9,275

Transportation - 0.07%
Burlington Northern Santa Fe LLC, 2.875%, Due 6/15/2052	5,000	3,853

Total Industrial		142,617

Technology - 1.25%
Office/Business Equipment - 0.08%
CDW LLC / CDW Finance Corp., 3.276%, Due 12/1/2028	5,000	4,505

Semiconductors - 0.72%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, Due 1/15/2027	15,000	14,630
Microchip Technology, Inc., 4.250%, Due 9/1/2025	25,000	24,804

		39,434

Software - 0.45%
Oracle Corp.,
2.875%, Due 3/25/2031	20,000	16,900
3.950%, Due 3/25/2051	10,000	7,620

		24,520

Total Technology		68,459

Utilities - 1.49%
Electric - 1.49%
Duke Energy Indiana LLC, 2.750%, Due 4/1/2050	15,000	11,096
Entergy Corp., 1.900%, Due 6/15/2028	10,000	8,710
FirstEnergy Transmission LLC, 2.866%, Due 9/15/2028A	15,000	13,400
Mid-Atlantic Interstate Transmission LLC, 4.100%, Due 5/15/2028A	25,000	24,450
Southern Co., 4.000%, Due 1/15/2051, Series B, (5 Yr. CMT + 3.733%)B	25,000	23,714

		81,370

Total Utilities		81,370

Total Corporate Obligations (Cost $2,255,471)		2,032,312

FOREIGN CORPORATE OBLIGATIONS - 1.31%
Communications - 0.48%
Telecommunications - 0.48%
Altice France SA, 5.500%, Due 1/15/2028A	30,000	26,437

Energy - 0.16%
Pipelines - 0.16%
TransCanada PipeLines Ltd., 2.500%, Due 10/12/2031	10,000	8,566

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 1.31% (continued)
Financial - 0.67%
Banks - 0.67%
Bank of Montreal,
0.949%, Due 1/22/2027, (SOFR + 0.603%)B	$10,000	$8,984
3.803%, Due 12/15/2032, (5 Yr. USD Swap + 1.432%)B	10,000	9,481
Barclays PLC, 1.007%, Due 12/10/2024, (1 Yr. CMT + 0.800%)B	10,000	9,541
Royal Bank of Canada, 2.300%, Due 11/3/2031	10,000	8,526

		36,532

Total Financial		36,532

Total Foreign Corporate Obligations (Cost $81,487)		71,535

ASSET-BACKED OBLIGATIONS - 11.01%
American Credit Acceptance Receivables Trust, 0.850%, Due 12/13/2024, 2020 4 BA	4,708	4,706
AmeriCredit Automobile Receivables Trust, 0.890%, Due 10/19/2026, 2021 1 C	15,000	14,100
Bayview Opportunity Master Fund Trust, 3.500%, Due 6/28/2057, 2017 SPL5 AA D	25,400	25,129
CAL Funding Ltd., 2.220%, Due 9/25/2045, 2020 1A AA	12,981	11,932
Carvana Auto Receivables Trust, 1.580%, Due 6/12/2028, 2021 N3 D	15,000	14,142
Citicorp Residential Mortgage Trust, 5.075%, Due 3/25/2037, 2007 1 A5E	22,041	21,964
Conseco Finance Corp., 6.280%, Due 9/1/2030, 1998 8 A1	7,839	7,940
DT Auto Owner Trust, 2.290%, Due 11/17/2025, 2020 1A CA	25,000	24,932
Exeter Automobile Receivables Trust,
1.320%, Due 7/15/2025, 2020 3A C	15,000	14,880
1.960%, Due 1/17/2028, 2021 4A D	25,000	23,415
GSAMP Trust, 5.422%, Due 7/25/2033, 2003 SEA2 A1E	25,407	24,596
Hyundai Auto Receivables Trust, 1.660%, Due 6/15/2028, 2021 C C	15,000	13,882
Mid-State Capital Corp. Trust,
5.787%, Due 10/15/2040, 2006 1 AA	48,589	48,441
8.311%, Due 10/15/2040, 2006 1 BA	22,600	23,676
Mid-State Trust, 4.864%, Due 7/15/2038, 11 A1	44,739	44,538
Navient Private Education Loan Trust, 3.910%, Due 12/15/2045, 2016 AA A2AA	32,740	32,887
Navient Private Education Refi Loan Trust,
4.000%, Due 12/15/2059, 2018 DA A2AA	6,430	6,505
1.604%, Due 12/15/2059, 2019 D A2B, (1 mo. USD LIBOR + 1.050%)A B	15,249	15,156
Octane Receivables Trust, 1.210%, Due 9/20/2028, 2021 2A AA	27,893	27,057
Salomon Mortgage Loan Trust, 2.168%, Due 11/25/2033, 2001 CB4 1M1, (1 mo. USD LIBOR + 1.500%)B	29,484	30,271
Santander Drive Auto Receivables Trust,
1.010%, Due 1/15/2026, 2020 4 C	10,000	9,875
0.750%, Due 2/17/2026, 2021 1 C	15,000	14,814
1.670%, Due 10/15/2027, 2021 4 D	20,000	18,540
Santander Retail Auto Lease Trust, 1.410%, Due 11/20/2025, 2021 B DA	35,000	32,746
ServiceMaster Funding LLC, 2.841%, Due 1/30/2051, 2020 1 A2IA	24,750	21,868
SMB Private Education Loan Trust,
2.820%, Due 10/15/2035, 2017 B A2AA	16,092	15,730
1.290%, Due 7/15/2053, 2020 B A1AA	14,466	13,588
Triton Container Finance LLC, 2.110%, Due 9/20/2045, 2020 1A AA	12,981	11,844
Vantage Data Centers Issuer LLC, 3.188%, Due 7/15/2044, 2019 1A A2A	14,600	14,279
Westlake Automobile Receivables Trust, 1.240%, Due 11/17/2025, 2020 3A CA	20,000	19,593

Total Asset-Backed Obligations (Cost $633,696)		603,026

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.12%
Bear Stearns ARM Trust, 2.681%, Due 2/25/2035, 2004 12 2A1D	12,815	12,767
Bear Stearns Asset Backed Securities Trust, 5.250%, Due 10/25/2033, 2003 AC5 A5E	12,126	12,095
Brean Asset Backed Securities Trust, 1.750%, Due 10/25/2061, 2021 RM2 AA D	49,526	45,136
Chase Mortgage Finance Corp.,
3.750%, Due 12/25/2045, 2016 SH2 M2A D	18,974	18,402

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.12% (continued)
Chase Mortgage Finance Corp., (continued)
3.750%, Due 12/25/2045, 2016 SH2 M3A D	$38,562	$37,291
CHL Mortgage Pass-Through Trust, 5.250%, Due 5/25/2034, 2004 4 A19	22,403	21,762
Finance of America Structured Securities, 3.721%, Due 3/25/2050	34,975	34,602
Greenpoint Mortgage Pass-Through Certificates, 2.606%, Due 10/25/2033, 2003 1 A1D	32,307	32,455
JP Morgan Mortgage Trust,
2.500%, Due 12/25/2051, 2021 INV2 A2A D	38,124	33,572
2.500%, Due 7/25/2052, 2022 1 A3A D	53,704	47,517
MASTR Alternative Loan Trust, 6.500%, Due 8/25/2034, 2004 7 3A1	27,963	28,153
New Residential Mortgage Loan Trust,
3.750%, Due 11/26/2035, 2016 2A A1A D	45,189	44,166
5.525%, Due 11/25/2054, 2014 3A B3A D	28,471	28,696
Prime Mortgage Trust, 6.000%, Due 2/25/2034, 2004 CL1 1A1	35,452	35,248
RFMSI Trust, 5.500%, Due 12/25/2034, 2004 S9 1A23	14,046	13,082

Total Collateralized Mortgage Obligations (Cost $470,659)		444,944

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 8.20%
Bank,
3.265%, Due 9/15/2060, 2017 BNK7 ASB	50,000	49,422
3.468%, Due 1/15/2063, 2020 BN25 CD	35,000	30,939
1.844%, Due 3/15/2063, 2020 BN28 A4	25,000	21,293
BBCMS Mortgage Trust,
4.441%, Due 2/15/2050, 2017 C1 C	10,000	9,440
2.689%, Due 11/15/2054, 2021 C12 A5	15,000	13,499
2.946%, Due 2/15/2055, 2022-C14 A5D	15,000	13,789
Benchmark Mortgage Trust,
1.850%, Due 9/15/2053, 2020 B19 A5	50,000	42,634
2.148%, Due 9/15/2053, 2020 B19 AS	30,000	25,517
2.254%, Due 12/17/2053, 2020 B21 AS	10,000	8,560
BX Commercial Mortgage Trust, 1.474%, Due 10/15/2036, 2019-XL A, (1 mo. USD LIBOR + 0.920%)A B	15,867	15,778
Cantor Commercial Real Estate Lending, 3.006%, Due 1/15/2053, 2019 CF3 A4	10,000	9,327
COMM Mortgage Trust,
4.300%, Due 10/10/2046, 2013 CR12 AM	10,000	9,989
3.902%, Due 7/10/2050, 2015 PC1 A5	25,000	25,015
2.950%, Due 8/15/2057, 2019 GC44 A5A	20,000	18,648
Credit Suisse Mortgage Capital Certificates, 1.984%, Due 5/15/2036, 2019 ICE4 C, (1 mo. USD LIBOR + 1.430%)A B	15,000	14,840
DC Office Trust, 3.174%, Due 9/15/2045, 2019 MTC DA D	10,000	8,434
FRESB Mortgage Trust, 3.300%, Due 7/25/2038, 2018 SB55 A5HD	11,711	11,694
GS Mortgage Securities Trust, 3.173%, Due 2/13/2053, 2020 GC45 ASD	10,000	9,410
JPMBB Commercial Mortgage Securities Trust, 3.559%, Due 7/15/2048, 2015 C30 ASB	40,956	40,950
Med Trust, 2.355%, Due 11/15/2038, 2021-MDLN C, (1 mo. USD LIBOR + 1.800%)A B	15,000	14,700
Velocity Commercial Capital Loan Trust,
4.050%, Due 10/26/2048, 2018 2 AA D	25,502	25,360
4.120%, Due 3/25/2049, 2019 1 M3A D	31,241	29,759

Total Commercial Mortgage-Backed Obligations (Cost $497,085)		448,997

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.53%
Federal National Mortgage Association,
4.500%, Due 7/1/2031	25,128	25,646
2.500%, Due 4/1/2037 D	22,589	21,073
4.000%, Due 12/1/2043	16,353	16,539
2.500%, Due 12/1/2046 D	35,756	32,975
Government National Mortgage Association, 3.500%, Due 4/20/2046	42,683	42,423

Total U.S. Agency Mortgage-Backed Obligations (Cost $151,831)		138,656

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 24.42%
U.S. Treasury Bonds,
1.750%, Due 8/15/2041	$113,000	$89,782
2.375%, Due 2/15/2042	38,000	33,666
1.375%, Due 8/15/2050	104,000	71,931
1.875%, Due 11/15/2051	249,000	196,165
U.S. Treasury Notes,
1.500%, Due 2/15/2025	26,000	25,043
0.750%, Due 8/31/2026	267,000	243,387
1.500%, Due 1/31/2027	292,000	273,590
1.875%, Due 2/28/2027	4,000	3,814
0.625%, Due 12/31/2027	181,000	159,160
1.250%, Due 5/31/2028	1,000	905
1.000%, Due 7/31/2028	195,000	173,314
1.875%, Due 2/15/2032	73,000	66,749

Total U.S. Treasury Obligations (Cost $1,442,231)		1,337,506

MUNICIPAL OBLIGATIONS - 7.26%
Alabama Federal Aid Highway Finance Authority, Revenue Bonds, 2.650%, Due 9/1/2037, Series B	20,000	16,675
California Health Facilities Financing Authority,
4.190%, Due 6/1/2037	10,000	9,684
4.353%, Due 6/1/2041	5,000	4,799
Central Puget Sound Regional Transit Authority, Revenue Bonds, 5.491%, Due 11/1/2039	5,000	5,878
City of Huntington Beach, California Revenue Obligation Bonds, 3.276%, Due 6/15/2040	20,000	17,006
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Bonds, 2.613%, Due 12/1/2048, Series A	10,000	7,306
Dallas Fort Worth International Airport, 4.507%, Due 11/1/2051, Series A	10,000	9,558
District of Columbia Water & Sewer Authority Revenue Bonds, 4.814%, Due 10/1/2114, Series A	10,000	10,177
Great Lakes Water Authority Sewage Disposal System Revenue, 3.506%, Due 7/1/2044, Series AA	5,000	4,343
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds,
5.966%, Due 1/15/2030, Series B2	25,000	27,172
6.116%, Due 1/15/2040, Series B2	10,000	11,793
King County, Washington Sewer Revenue Bonds, 2.841%, Due 7/1/2047, Series A	20,000	16,015
Massachusetts School Building Authority Revenue Bonds, 3.395%, Due 10/15/2040, Series B	20,000	17,712
Metropolitan Atlanta Rapid Transit Authority, Georgia Revenue Bonds, 2.680%, Due 7/1/2040, Series B	20,000	15,770
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, 4.879%, Due 12/1/2034, Series B2	35,000	37,252
Oregon State University Revenue Bonds, 3.424%, Due 3/1/2060	25,000	21,942
Palm Springs Financing Authority, California Revenue Bonds, 2.869%, Due 11/1/2034, Series B	15,000	13,336
Regents of The University of California Medical Center Pooled, Revenue Bonds, 4.563%, Due 5/15/2053	10,000	10,020
Riverside, California Revenue Bonds, 3.818%, Due 2/15/2038	10,000	9,600
San Antonio, Texas Electric & Gas Systems Revenue Bonds, 2.905%, Due 2/1/2048	20,000	15,815
San Francisco, California Public Utilities Commission Water Revenue Bonds, 2.825%, Due 11/1/2041, Series E	40,000	32,531
San Jose Financing Authority, California Revenue Bonds,
2.432%, Due 6/1/2033	5,000	4,078
2.812%, Due 6/1/2037	25,000	19,518
State Board of Administration Finance Corp., Revenue Bonds, 2.154%, Due 7/1/2030, Series A	20,000	17,511
State of California Various Purpose General Obligation Bonds, 7.550%, Due 4/1/2039	10,000	13,867
Sumter Landing Community Development District Taxable Senior Recreational, Revenue Bonds, 4.172%, Due 10/1/2047	5,000	4,627
Tucson, Arizona Certificate of Participation, 2.856%, Due 7/1/2047, Series A	15,000	11,343

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2022 (Unaudited)

	Principal Amount	Fair Value
MUNICIPAL OBLIGATIONS - 7.26% (continued)
West Hartford, Connecticut General Obligations Bonds, 2.764%, Due 7/1/2041, Series B	$15,000	$12,462

Total Municipal Obligations (Cost $470,782)		397,790

TOTAL INVESTMENTS - 99.96% (Cost $6,003,242)		5,474,766
OTHER ASSETS, NET OF LIABILITIES - 0.04%		2,280

TOTAL NET ASSETS - 100.00%		$5,477,046

Percentages are stated as a percent of net assets.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,455,472 or 26.57% of net assets. The Fund has no right to demand registration of these securities.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2022.

C	Perpetual maturity. The date shown, if any, is the next call date.
D	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
E

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at April 30, 2022. The maturity date disclosed represents the final maturity date.

CMT - Constant Maturity Treasury.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2022, the investments were classified as described below:

NIS Core Plus Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$2,032,312	$—	$2,032,312
Foreign Corporate Obligations	—	71,535	—	71,535
Asset-Backed Obligations	—	603,026	—	603,026
Collateralized Mortgage Obligations	—	444,944	—	444,944
Commercial Mortgage-Backed Obligations	—	448,997	—	448,997
U.S. Agency Mortgage-Backed Obligations	—	138,656	—	138,656
U.S. Treasury Obligations	—	1,337,506	—	1,337,506
Municipal Obligations	—	397,790	—	397,790

Total Investments in Securities - Assets	$—	$5,474,766	$—	$5,474,766

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes